Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%		Shares	Value
Auto Manufacturers - 4.0%
PACCAR, Inc.		83	$10,201
Tesla, Inc. (a)(b)		255	109,755
			119,956

Beverages - 1.9%
Coca-Cola Europacific Partners PLC		73	6,694
Keurig Dr Pepper, Inc. (b)		216	5,927
Monster Beverage Corp. (a)		155	12,518
PepsiCo, Inc.		217	33,338
			58,477

Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (a)		21	7,099
Amgen, Inc. (b)		86	29,402
Gilead Sciences, Inc. (b)		197	27,964
Insmed, Inc. (a)		34	5,334
Regeneron Pharmaceuticals, Inc.		16	11,863
Vertex Pharmaceuticals, Inc. (a)		40	18,796
			100,458

Chemicals - 1.1%
Linde PLC		74	33,816

Commercial Services - 1.3%
Automatic Data Processing, Inc.		64	15,796
Cintas Corp.		64	12,249
PayPal Holdings, Inc.		149	7,851
Verisk Analytics, Inc.		22	4,784
			40,680

Computers - 9.5%
Apple, Inc.		851	220,818
Cognizant Technology Solutions Corp. - Class A		77	6,319
Crowdstrike Holdings, Inc. - Class A (a)		40	17,656
Fortinet, Inc. (a)		118	9,589
Seagate Technology Holdings PLC		34	13,861
Western Digital Corp.		54	13,512
Zscaler, Inc. (a)		25	5,000
			286,755

Distribution/Wholesale - 0.5%
Copart, Inc. (a)(b)		154	6,249
Fastenal Co.		182	7,892
			14,141

Electric - 1.4%
American Electric Power Co., Inc.		85	10,181
Constellation Energy Corp.		58	16,279
Exelon Corp.		161	7,210
Xcel Energy, Inc.		94	7,150
			40,820

Electronics - 0.8%
Honeywell International, Inc.		101	22,980

Engineering & Construction - 0.3%
Ferrovial SE (b)		117	7,955

Food - 0.5%
Kraft Heinz Co. (b)		188	4,463
Mondelez International, Inc. - Class A		205	11,986
			16,449

Healthcare-Products - 1.4%
GE HealthCare Technologies, Inc. (b)		72	5,686
IDEXX Laboratories, Inc. (a)		13	8,716
Intuitive Surgical, Inc. (a)		56	28,236
			42,638

Internet - 22.8%
Airbnb, Inc. - Class A (a)		68	8,797
Alphabet, Inc. - Class A		335	113,230
Alphabet, Inc. - Class C		311	105,283
Amazon.com, Inc. (a)		615	147,170
AppLovin Corp. - Class A (a)(b)		49	23,182
Booking Holdings, Inc.		5	25,009
DoorDash, Inc. - Class A (a)(b)		65	13,300
MercadoLibre, Inc. (a)		8	17,182
Meta Platforms, Inc. - Class A		169	121,089
Netflix, Inc. (a)		673	56,189
Palo Alto Networks, Inc. (a)		111	19,644
PDD Holdings, Inc. - ADR (a)		106	10,711
Shopify, Inc. - Class A (a)(b)		194	25,459
			686,245

Lodging - 0.4%
Marriott International, Inc./MD - Class A (b)		43	13,558

Media - 1.3%
Charter Communications, Inc. - Class A (a)(b)		21	4,328
Comcast Corp. - Class A		578	17,195
Thomson Reuters Corp.		71	7,855
Warner Bros Discovery, Inc. (a)		394	10,851
			40,229

Miscellaneous Manufacturing - 0.2%
Axon Enterprise, Inc. (a)		13	6,287

Oil & Gas - 0.3%
Diamondback Energy, Inc. (b)		46	7,542

Oil & Gas Services - 0.3%
Baker Hughes Co.		157	8,798

Pharmaceuticals - 0.2%
Dexcom, Inc. (a)		62	4,528

Real Estate - 0.1%
CoStar Group, Inc. (a)		67	4,120

Retail - 6.6%
Costco Wholesale Corp.		70	65,817
O'Reilly Automotive, Inc. (a)		134	13,187
Ross Stores, Inc.		52	9,810
Starbucks Corp.		181	16,643
Walmart, Inc.		777	92,572
			198,029

Semiconductors - 26.0% (c)
Advanced Micro Devices, Inc. (a)		259	61,313
Analog Devices, Inc.		78	24,249
Applied Materials, Inc.		127	40,935
ARM Holdings PLC - ADR (a)(b)		22	2,318
ASML Holding NV		14	19,922
Broadcom, Inc.		272	90,114
Intel Corp. (a)		758	35,224
KLA Corp.		21	29,987
Lam Research Corp.		200	46,692
Marvell Technology, Inc.		137	10,812
Microchip Technology, Inc.		86	6,529
Micron Technology, Inc.		179	74,263
Monolithic Power Systems, Inc. (b)		8	8,993
NVIDIA Corp.		1,399	267,391
NXP Semiconductors NV		40	9,046
QUALCOMM, Inc. (b)		170	25,770
Texas Instruments, Inc.		144	31,039
			784,597

Software - 12.1%
Adobe, Inc. (a)		67	19,648
Atlassian Corp. - Class A (a)		27	3,191
Autodesk, Inc. (a)		34	8,598
Cadence Design Systems, Inc. (a)		43	12,743
Datadog, Inc. - Class A (a)		52	6,725
Electronic Arts, Inc.		40	8,157
Intuit, Inc.		44	21,952
Microsoft Corp.		428	184,164
Palantir Technologies, Inc. - Class A (a)		363	53,212
Paychex, Inc. (b)		57	5,878
Roper Technologies, Inc.		17	6,311
Strategy, Inc. - Class A (a)(b)		43	6,438
Synopsys, Inc. (a)		30	13,953
Take-Two Interactive Software, Inc. (a)		29	6,389
Workday, Inc. - Class A (a)		34	5,971
			363,330

Telecommunications - 2.8%
Cisco Systems, Inc.		628	49,185
T-Mobile US, Inc.		178	35,103
			84,288

Transportation - 0.6%
CSX Corp.		296	11,177
Old Dominion Freight Line, Inc. (b)		33	5,716
			16,893
TOTAL COMMON STOCKS (Cost $2,587,251)			3,003,569

PURCHASED OPTIONS - 1.4% (a)	Notional Amount	Contracts	Value
Put Options - 1.4%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $583.59 (d)(e)(f)	3,047,163	49	41,567
TOTAL PURCHASED OPTIONS (Cost $54,792)			41,567

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.2%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (g)		188,147	188,147
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $188,147)			188,147

TOTAL INVESTMENTS - 107.3% (Cost $2,830,190)			3,233,283
Money Market Deposit Account - 0.2% (h)			7,358
Liabilities in Excess of Other Assets - (7.5)%			(226,995)
TOTAL NET ASSETS - 100.0%			$3,013,646

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $178,882.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Innovator Hedged Nasdaq-100 ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (0.9)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $655.47 (a)(b)	$(3,047,163)	(49)	$(28,428)

Put Options - (0.4)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $522.16 (a)(b)	(3,047,163)	(49)	(12,252)
TOTAL WRITTEN OPTIONS (Premiums received $54,340)			$(40,680)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Innovator Hedged Nasdaq-100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,003,569	$–	$–	$3,003,569
Purchased Options	–	41,567	–	41,567
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	188,147
Total Investments	$3,003,569	$41,567	$–	$3,233,283

Liabilities:
Investments:
Written Options	$–	$(40,680)	$–	$(40,680)
Total Investments	$–	$(40,680)	$–	$(40,680)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $188,147 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2026 (% of Net Assets)

Common Stocks	$3,003,569	99.7%
Purchased Options	41,567	1.4
Written Options	(40,680)	(1.3)
Investments Purchased with Proceeds from Securities Lending	188,147	6.2
Money Market Deposit Account	7,358	0.2
Liabilities in Excess of Other Assets	(186,315)	(6.2)
	$3,013,646	100.0%